CERTIFICATION UNDER RULE 497(j)


May 2, 2006

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C.   20549

Re:	Symetra Life Insurance Company
	Symetra Separate Account C ("Registrant")
	1933 Act File No. 333-41622
        1940 Act File No. 811-8052


Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C, under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, I hereby certify that the form of Prospectus and Statement of Additional Information dated April 28, 2006, for the above-captioned registrant that would have filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent registration statement and the text of the most recent registration statement was filed electronically on April 28, 2006.

Please indicate receipt in the usual manner to the undersigned.

Sincerely,

/s/ Jacqueline M. Veneziani

Jacqueline M. Veneziani
Counsel